Share Capital	12 Months Ended
Aug. 31, 2018
Share Capital [Abstract]
Share Capital
14	Share Capital

Authorized – unlimited as to number, without par value
Subordinate voting and participating, bearing a non-cumulative dividend to be determined by the Board of Directors, ranking pari passu with multiple voting shares

Multiple voting and participating, entitling to 10 votes each, bearing a non-cumulative dividend to be determined by the Board of Directors, convertible at the holder's option into subordinate voting shares on a one-for-one basis, ranking pari passu with subordinate voting shares

The following table summarizes the share capital activity:

	Multiple Voting Shares		Subordinate Voting Shares

	Number	Amount	Number	Amount	Total amount

Balance as at September 1, 2015	31,643,000	$1	22,092,034	$86,044	$86,045

Redemption of restricted share units (note 16)	–	–	277,805	–	–
Redemption of deferred share units (note 16)	–	–	653	–	–
Redemption of share capital	–	–	(452,550)	(1,768)	(1,768)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,239	1,239
Balance as at August 31, 2016	31,643,000	1	21,917,942	85,515	85,516

Issuance of share capital (note 3)	–	–	793,070	3,490	3,490
Redemption of restricted share units (note 16)	–	–	327,859	–	–
Redemption of deferred share units (note 16)	–	–	29,906	–	–
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,405	1,405
Balance as at August 31, 2017	31,643,000	1	23,068,777	90,410	90,411

Redemption of restricted share units (note 16)	–	–	345,883	–	–
Redemption of deferred share units (note 16)	–	–	58,335	–	–
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,526	1,526

Balance as at August 31, 2018	31,643,000	$1	23,472,995	$91,936	$91,937

a)
On March 29, 2016, the company announced that its Board of Directors had approved the renewal of its share repurchase program, by way of a normal course issuer bid on the open market of up to 6.6% of the issued and outstanding subordinate voting shares, representing 900,000 subordinate voting shares at the prevailing market price. The normal course issuer bid started on April 1, 2016 and ended on March 31, 2017. All share repurchased under that bid were cancelled.